Taxes on Income (Details) - Schedule of income before income taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income before income taxes [Abstract]
Domestic (Israel)	$ 39,248	$ 34,037	$ 34,303
Foreign	18,038	7,161	798
Income before taxes on income	$ 57,286	$ 41,198	$ 35,101